FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   June 30, 2007

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       47

	c.	Information Table Value Total   $ 254,492

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending June 30, 2007
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                        MKT
                        SECURITY                        VAL
SECURITY                TYPE    SYMBOL  CUSIP           x 1000           SHARES

3M COMPANY              common  mmm     88579y101         9,038          104,136
AMERICAN ELEC PWR       common	aep     025537101           198            4,385
AMERICAN EXPRESS        common  axp     025816109           123            2,016
AT&T INC.               common  t       00206R102        10,550          254,209
AUTOMATIC DATA PROC.    common  adp     053015103           142            2,928
BANK OF AMERICA         common  bac     060505104         7,330          149,925
BP PLC SPONS ADR        common  bp      055622104         7,547          104,617
CEDAR FAIR L.P.         common  fun     150185106           521           18,450
COCA-COLA CO            common  ko      191216100        10,025          191,645
CON AGRA                common  cag     205887102         5,931          220,800
CON EDISON CO           common  ed      209115104         3,003           66,545
CONOCOPHILLIPS          common  cop     20825c104         5,117           65,187
CORNING INC             common  glw     219350105         4,673          182,900
DOMINION RES INC        common  d       25746u109           285            3,300
E I DUPONT DE NEMOURS   common  dd      263534109         9,022          177,459
EMERSON ELECTRIC        common  emr     291011104         9,319          199,120
EXXON MOBIL             common  xom     30231G102         5,378           64,112
FIRST ENERGY            common  fe      337932107         1,554           24,010
GAP INC                 common  gps     364760108         6,681          349,775
GENERAL ELECTRIC        common  ge      369604103        13,158          343,741
GENERAL MILLS INC       common  gis     370334104         6,086          104,180
HOME DEPOT INC          common  hd      437076102         8,910          226,429
HONEYWELL INTL          common  hon     438516106         8,066          143,325
INTEL CORP              common  intc    458140100         9,132          384,660
INTL BUS. MACHINES      common  ibm     459200101           197            1,870
JOHNSON & JOHNSON INC   common  jnj     478160104         9,315          151,176
JP MORGAN CHASE         common  jpm     46625H100        10,205          210,634
KIMBERLY-CLARK          common  kmb     494368103         9,640          144,121
LILLY, ELI & CO         common  lly     532457108         3,675           65,771
LUBRIZOL CORP           common  lz      549271104         7,481          115,895
MASCO CORP              common  mas     574599106         1,565           54,975
MICROSOFT CORP          common  msft    594918104         8,401          285,081
MOODY'S CORPORATION     common  mco     615369105           129            2,069
MOTOROLA INC            common  mot     620076109         5,875          331,915
NATIONAL CITY           common  ncc     635405103         5,279          158,430
PEPSICO                 common  pep     713448108           220            3,397
PFIZER INC              common  pfe     717081103         7,621          298,050
PPG INDUSTRIES INC      common  ppg     693506107         7,062           92,790
PROCTER & GAMBLE CO     common  pg      742718109           137            2,240
PROGRESS ENERGY         common  pgn     743263105           162            3,550
SCHERING PLOUGH         common  sgp     806605101           774           25,415
VERIZON COMM            common  vz      92343V104         9,298          225,851
VF CORP                 common  vfc     918204108         7,236           79,016
WACHOVIA CORP           common  wb      929903102        11,170          217,959
WAL-MART STORES         common  wmt     931142103         6,233          129,562
WRIGLEY                 common  wwy     982526105           902           16,305
WYETH                   common  wye     983024100           126            2,200

                                                        254,492